Vanguard U.S. Growth Fund
Vanguard Growth and Income Fund
Supplement Dated February 26, 2021, to the Prospectuses and Summary Prospectuses
Important Changes to the Funds
Effective immediately, Cesar Orosco will be added as a co-portfolio manager of Vanguard’s portion of Vanguard U.S. Growth Fund and Vanguard’s portion of Vanguard Growth and Income Fund (each, a “Fund” and collectively, the “Funds”). James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard’s portion of the Funds. Each Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the Fund Summary section:
Cesar Orosco, CFA, Ph.D., Senior Portfolio Manager at Vanguard. He has co-managed a portion of the Fund since February 2021.
Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the More on the Fund section:
Cesar Orosco, CFA, Ph.D., Senior Portfolio Manager at Vanguard. He has been with Vanguard since April 2020, has worked in investment management since 2004, has managed investment portfolios since 2004, and has co-managed a portion of the Fund since February 2021. Education: B.S., Universidad de Lima; Ph.D., University of Pennsylvania.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMA 022021
CFA® is a registered trademark owned by CFA Institute

Vanguard World Fund

Supplement Dated February 26, 2021, to the Statement of Additional Information Dated December 22, 2020

Important Changes to Vanguard U.S. Growth Fund
Effective immediately, Cesar Orosco will be added as a co-portfolio manager of Vanguard’s portion of Vanguard U.S. Growth Fund (the Fund). James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard’s portion of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-69:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Cesar Orosco[1]	Registered investment companies	7	$[2]74B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Orosco began co-managing a portion of the Fund on February 26, 2021.
2 Information provided as of October 31, 2020, and includes Vanguard U.S. Growth Fund, which held assets of $37 billion as of October 31, 2020.
Within the same section, the following text is added under the sub-heading “4. Ownership of Securities” on page B-70:
 As of October 31, 2020, Mr. Orosco did not own shares of Vanguard U.S. Growth Fund.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 023G 022021

Vanguard Quantitative Funds

Supplement Dated February 26, 2021, to the Statement of Additional Information Dated January 31, 2021

Important Changes to Vanguard Growth and Income Fund
Effective immediately, Cesar Orosco will be added as a co-portfolio manager to Vanguard’s portion of Vanguard Growth and Income Fund (the Fund). James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard’s portion of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-40:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Cesar Orosco[1]	Registered investment companies	7	$[2]74B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Orosco began co-managing a portion of the Fund on February 26, 2021.
2 Information provided as of October 31, 2020, and includes Vanguard Growth and Income Fund, which held assets of $10.8 billion as of October 31, 2020.
Within the same section, the following text is added under the sub-heading “4. Ownership of Securities” on page B-41:
 As of October 31, 2020, Mr. Orosco did not own shares of Vanguard Growth and Income Fund.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 093A 022021